Janus Henderson U.S. Dividend Income Fund Expense Example - Class I N Shares [Member] - Janus Henderson U.S. Dividend Income Fund	Sep. 30, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	2,370
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	$ 1,472